UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	Prudential Variable Contract Account 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

VCA 2

Schedule of Investments as of March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS
Aerospace/Defense - 1.1%
Lockheed Martin Corp.	67,200	4,103,232

Air Freight & Logistics - 1.5%
United Parcel Service Cl. B	80,000	5,819,200

Beverages-1.1%
PepsiCo, Inc.	79,500	4,215,885

Biotechnology - 3.3%
Amgen, Inc. (a)	77,300	4,499,633
Genentech Inc. (a)	74,800	4,234,428
Gilead Sciences, Inc. (a)	97,100	3,476,180

		12,210,241

Capital Markets - 4.0%
Bank of New York (The)	86,500	2,512,825
Charles Schwab Corp.	449,600	4,725,296
Goldman Sachs Group, Inc. (The)	35,200	3,871,648
Merrill Lynch & Co.	66,600	3,769,560

		14,879,329

Chemicals - 2.7%
Agrium, Inc.	275,800	5,033,350
Dupont EI. de Nemours	95,500	4,893,420

		9,926,770

Commercial Services & Supplies - 3.0%
Cendant Corp.	179,100	3,678,714
Paychex, Inc.	119,700	3,928,554
PHH Corp. (a)	173,055	3,784,713

		11,391,981

Communications Equipment - 1.8%
QualComm, Inc.	118,100	4,328,365
Nortel Networks Corp. (a)	868,900	2,372,097

		6,700,462

Computers & Peripherals - 0.9%
IBM Corp.	40,700	3,719,166

Consumer Finance - 1.8%
American Express Co.	134,300	6,898,991

Diversified Financial Services - 2.9%
J.P. Morgan & Chase Co.	196,192	6,788,243
Principal Financial Group, Inc.	101,700	3,914,433

		10,702,676

Diversified Telecommunication Services - 1.1%
MCI, Inc.	168,300	4,194,036

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	195,600	4,342,320

Electric Utilities - 2.4%
Exelon Corp.	107,600	4,937,764
TXU, Corp.	49,400	3,933,722

		8,871,486

Energy Equipment & Services - 8.7%
BJ Services Co.	151,100	7,839,068
ENSCO International, Inc.	124,100	4,673,606
Global SantaFe Corp.	116,500	4,315,160
Schlumberger Ltd.	71,800	5,060,464
Smith International, Inc.	80,800	5,068,584
Weatherford International Ltd. (a)	94,600	5,481,124

		32,438,006

Food & Staples Retailing - 1.4%
Kroger Co. (The) (a)	323,400	5,184,102

Food Products -1.5%
Cadbury Schweppes Spons. ADR (United Kingdom)	133,800	5,445,660

Health Care Equipment & Supplies - 0.8%
St. Jude Medical, Inc. (a)	83,700	3,013,200

Health Care Providers & Services - 2.6%
Caremark Rx, Inc. (a)	124,000	4,932,720
Wellpoint Inc. (a)	38,600	4,838,510

		9,771,230

Industrial Conglomerates - 4.9%
General Electric Company	339,100	12,227,946
Tyco International Ltd.	183,300	6,195,540

		18,423,486

Insurance - 3.5%
American International Group	118,100	6,543,921
Loews Corp.	86,600	6,368,564

		12,912,485

Internet Catalog & Retail - 0.9%
eBay, Inc.(a)	86,200	3,211,812

Internet Software & Services - 1.5%
Google Inc. Cl. A (a)	31,000	5,595,810

Media - 2.0%
Univision Communications, Inc. Cl. A (a)	136,000	3,765,840
Viacom, Inc. Cl. B	107,232	3,734,891

		7,500,731

Metals & Mining - 7.4%
Alumina Ltd. ADR (Australia)	280,100	5,153,840
Companhia Vale do Rio Doce ADR (Brazil)	324,300	10,251,123
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	199,600	7,906,156
Newmont Mining Corp.	107,600	4,546,100

		27,857,219

Multiline Retail - 2.1%
Federated Department Stores, Inc.	48,500	3,086,540
Target Corp.	94,800	4,741,896

		7,828,436

Multi-Utilities & Unregulated Power - 1.3%
Constellation Energy Group, Inc.	91,900	4,751,230

Office Electronics - 1.8%
Xerox Corp. (a)	445,500	6,749,325

Oil & Gas - 9.1%
Apache Corp.	89,470	5,478,248
Kerr-McGee Corp.	48,600	3,806,838
Nexen, Inc.	95,700	5,256,801
Suncor Energy, Inc.	275,100	11,061,771
Total Fina Elf S.A. ADR (France)	72,000	8,440,560

		34,044,218

Pharmaceuticals - 6.7%
Allergan, Inc.	47,400	3,292,878
Eli Lilly & Co.	118,100	6,153,010
Novartis AG ADR (Switzerland)	132,900	6,217,062
Roche Holdings Ltd. ADR (Switzerland)	96,900	5,211,253
Wyeth	99,800	4,209,564

		25,083,767

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc. (a)	109,400	1,777,750
Intel, Corp.	239,300	5,558,939
Marvell Technology Group Ltd. (a)	104,600	4,010,364

		11,347,053

Software - 7.6%
Adobe Systems Incorporated	63,400	4,258,578
Computer Associates International, Inc.	2,254	61,083
Electronic Arts, Inc. (a)	90,500	4,686,090
Mercury Interactive Corp. (a)	89,500	4,240,510
Microsoft Corp.	368,900	8,916,313
Navteq Corp.(a)	57,400	2,488,290
SAP AG ADR (Germany)	96,700	3,875,736

		28,526,600

Specialty Retail - 1.0%
Bed, Bath & Beyond, Inc. (a)	100,100	3,657,654

Tobacco - 1.5%
Altria Group, Inc.	83,800	5,479,682

Wireless Telecommunication Services - 1.2%
Nextel Communications, Inc. Cl. A (a)	153,600	4,365,312

TOTAL LONG-TERM INVESTMENTS (Cost: $294,713,792)		$371,162,793

SHORT-TERM INVESTMENTS - 0.5%
MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (Cost: $1,959,358)	1,959,358	1,959,358

TOTAL INVESTMENTS - 99.8% (Cost: $296,673,151)		$373,122,151
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		844,484

NET ASSETS - 100%		$373,966,635

(a)	Non-income producing security.

VARIABLE CONTRACT ANNUITY 2

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.